Document and Entity Information	Jul. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2022
Entity Registrant Name	Sonic Foundry, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-30407
Entity Tax Identification Number	39-1783372
Entity Address, Address Line One	222 W. Washington Ave
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53703
City Area Code	608
Local Phone Number	443-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001029744
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SOFO
Security Exchange Name	NASDAQ